Changes in Accounting Policies	12 Months Ended
Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Changes in Accounting Policies

4. CHANGES IN ACCOUNTING POLICIES

A) Adoption of IFRS 9, “Financial Instruments”

Effective January 1, 2018, the Company adopted IFRS 9, which replaced IAS 39. The Company applied the new standard retrospectively and, in accordance with the transitional provisions, comparative figures have not been restated. The adoption of IFRS 9 did not have a material impact on the Company’s Consolidated Financial Statements.

The nature and effects of the key changes to the Company’s accounting policies resulting from the adoption of IFRS 9 are summarized below.

Classification of Financial Assets and Financial Liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, FVOCI, and FVTPL. The previous IAS 39 categories of held to maturity, loans and receivables and available for sale are eliminated. IFRS 9 bases the classification of financial assets on the contractual cash flow characteristics and the Company’s business model for managing the financial asset. Additionally, embedded derivatives are not separated if the host contract is a financial asset within the scope of IFRS 9. Instead, the entire hybrid contract is assessed for classification and measurement.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities. The differences between the two standards did not impact the Company at the time of transition.

Impairment of Financial Assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ECL model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments measured at FVOCI. Under IFRS 9, credit losses will be recognized earlier than under IAS 39.

Transition

On January 1, 2018, the Company:

•	Identified the business model used to manage its financial assets and classified its financial instruments into the appropriate IFRS 9 category;
•	Designated certain investments in private equity instruments, that were previously classified as available for sale, as FVOCI; and
•	Applied the ECL model to financial assets classified as measured at amortized cost.

The classification and measurement of financial instruments under IFRS 9 did not have a material impact on the Company’s opening retained earnings as at January 1, 2018. In addition, the application of the ECL model to financial assets classified as measured at amortized cost did not result in a material adjustment on transition.

The following table shows the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 as at January 1, 2018 for each class of the Company’s financial assets and financial liabilities. The Company has no contract assets or debt investments measured at FVOCI.

Measurement Category (1)
Financial Instrument	IAS 39	IFRS 9
Cash and Cash Equivalents	Loans and Receivables	Amortized Cost
Accounts Receivable and Accrued Revenues	Loans and Receivables	Amortized Cost
Risk Management Assets	FVTPL	FVTPL
Equity Investments	Available for Sale Financial Assets	FVOCI
Long-Term Receivables	Loans and Receivables	Amortized Cost
Accounts Payable and Accrued Liabilities	Financial Liabilities Measured at Amortized Cost	Amortized Cost
Risk Management Liabilities	FVTPL	FVTPL
Contingent Payment	FVTPL	FVTPL
Short-Term Borrowings	Financial Liabilities Measured at Amortized Cost	Amortized Cost
Long-Term Debt	Financial Liabilities Measured at Amortized Cost	Amortized Cost
(1)	There were no adjustments to the carrying amounts of financial instruments as a result of the change in classification from IAS 39 to IFRS 9.

B) Adoption of IFRS 15, “Revenues From Contracts With Customers”

Effective January 1, 2018, the Company adopted IFRS 15, “Revenue From Contracts With Customers” (“IFRS 15”) replacing IAS 11, “Construction Contracts”, IAS 18, “Revenue” and several revenue-related interpretations. Cenovus adopted IFRS 15 using the modified retrospective with cumulative effect approach using the following practical expedients:

•	Electing to apply the standard retrospectively only to contracts that were not completed contracts on January 1, 2018; and
•	For modified contracts, evaluating the original contract together with any contract modifications at the date of initial application.

The adoption of IFRS 15 did not materially impact the timing or measurement of revenue. However, IFRS 15 contains new disclosure requirements.